Financial Risk Management - Additional Information (Detail) R$ in Thousands, £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Foreign exchange liabilities		R$ 4,568,393	R$ 3,381,960
Percentage of borrowings linked to CDI rate	98.42%	98.42%
Seventy Million British Pounds Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line | £	£ 70
One Hundred Fifty Million Reais Unsecured Credit Line [Member]
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line		R$ 150,000
Undrawn credit line, maturity date	January 2020
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate	4.09	4.09
Foreign exchange rate, percentage of decrease	25.00%	25.00%
Borrowings interest rate, percentage of increase	25.00%	25.00%
Borrowings interest rate	2.60%	2.60%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate	2.72	2.72
Foreign exchange rate, percentage of decrease	50.00%	50.00%
Borrowings interest rate, percentage of increase	50.00%	50.00%
Borrowings interest rate	3.10%	3.10%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate	5.45	5.45
Borrowings interest rate	2.10%	2.10%